Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.83%
Communication services: 6.22%
Entertainment: 1.69%
Activision Blizzard Incorporated	99,353	$ 9,060,000
Interactive media & services: 3.57%
Alphabet Incorporated Class C †	7,946	19,150,814
Media: 0.96%
Discovery Incorporated Class A †«	137,007	5,159,684
Consumer discretionary: 17.93%
Auto components: 1.56%
Lear Corporation	45,594	8,382,001
Household durables: 4.11%
PulteGroup Incorporated	183,557	10,851,890
Whirlpool Corporation	47,444	11,218,134
		22,070,024
Internet & direct marketing retail: 2.82%
Amazon.com Incorporated †	4,369	15,149,158
Leisure products: 2.06%
The Brunswick Corporation	103,061	11,040,925
Multiline retail: 3.55%
Dollar General Corporation	38,745	8,320,489
Target Corporation	51,772	10,730,265
		19,050,754
Specialty retail: 3.83%
O'Reilly Automotive Incorporated †	19,564	10,816,544
The Home Depot Incorporated	30,006	9,712,042
		20,528,586
Consumer staples: 3.14%
Food & staples retailing: 3.14%
Costco Wholesale Corporation	25,449	9,469,318
Walmart Incorporated	52,612	7,360,945
		16,830,263
Energy: 2.35%
Oil, gas & consumable fuels: 2.35%
Chevron Corporation	66,696	6,874,357
ConocoPhillips	112,262	5,741,079
		12,615,436
See accompanying notes to portfolio of investments

Wells Fargo Large Cap Core Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Financials: 12.61%
Banks: 4.15%
Citizens Financial Group Incorporated	214,900	$ 9,945,572
JPMorgan Chase & Company	80,091	12,318,797
		22,264,369
Capital markets: 6.70%
BlackRock Incorporated	12,927	10,591,091
Evercore Partners Incorporated Class A	81,345	11,398,875
The Goldman Sachs Group Incorporated	40,114	13,977,723
		35,967,689
Insurance: 1.76%
The Allstate Corporation	74,464	9,442,035
Health care: 13.31%
Biotechnology: 5.85%
AbbVie Incorporated	61,915	6,903,523
Amgen Incorporated	31,112	7,455,680
Regeneron Pharmaceuticals Incorporated †	13,888	6,684,294
United Therapeutics Corporation †	51,383	10,356,757
		31,400,254
Health care equipment & supplies: 1.29%
Hologic Incorporated †	105,726	6,930,339
Health care providers & services: 3.38%
Anthem Incorporated	25,228	9,571,251
CVS Health Corporation	111,958	8,553,591
		18,124,842
Pharmaceuticals: 2.79%
Bristol-Myers Squibb Company	116,354	7,262,817
Johnson & Johnson	47,129	7,669,302
		14,932,119
Industrials: 9.69%
Building products: 1.86%
Masco Corporation	156,075	9,970,071
Construction & engineering: 2.07%
EMCOR Group Incorporated	92,672	11,102,106
Machinery: 3.85%
Cummins Incorporated	38,811	9,781,924
The Timken Company	129,918	10,896,223
		20,678,147
Road & rail: 1.91%
J.B. Hunt Transport Services Incorporated	60,093	10,258,476
See accompanying notes to portfolio of investments

2  |  Wells Fargo Large Cap Core Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Information technology: 28.95%
Electronic equipment, instruments & components: 3.67%
CDW Corporation of Delaware	51,731	$ 9,225,189
Zebra Technologies Corporation Class A †	21,442	10,458,121
		19,683,310
IT services: 3.46%
Cognizant Technology Solutions Corporation Class A	110,031	8,846,492
MasterCard Incorporated Class A	25,423	9,713,111
		18,559,603
Semiconductors & semiconductor equipment: 5.98%
Applied Materials Incorporated	89,202	11,837,997
Intel Corporation	151,188	8,697,846
Qorvo Incorporated †	61,354	11,544,982
		32,080,825
Software: 10.66%
Adobe Incorporated †	18,248	9,276,188
Fortinet Incorporated †	53,641	10,955,101
Microsoft Corporation	101,598	25,620,984
Oracle Corporation	150,183	11,382,370
		57,234,643
Technology hardware, storage & peripherals: 5.18%
Apple Incorporated	211,375	27,787,357
Materials: 3.63%
Metals & mining: 3.63%
Newmont Corporation	127,261	7,942,359
Reliance Steel & Aluminum Company	72,006	11,543,282
		19,485,641
Total Common stocks (Cost $334,235,404)		524,939,471

		Yield
Short-term investments: 1.72%
Investment companies: 1.72%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	5,080,125	5,080,125
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	4,147,878	4,147,878
Total Short-term investments (Cost $9,228,003)				9,228,003
Total investments in securities (Cost $343,463,407)	99.55%			534,167,474
Other assets and liabilities, net	0.45			2,431,716
Total net assets	100.00%			$536,599,190

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

Wells Fargo Large Cap Core Fund  |  3

Portfolio of investments—April 30, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$99,334,680	$(94,254,555)	$0	$0	$5,080,125		5,080,125	$3,504#
Wells Fargo Government Money Market Fund Select Class	4,601,813	79,019,670	(79,473,605)	0	0	4,147,878		4,147,878	1,014
				$0	$0	$9,228,003	1.72%		$4,518

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Large Cap Core Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Wells Fargo Large Cap Core Fund  |  5

Notes to portfolio of investments—April 30, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$33,370,498	$0	$0	$33,370,498
Consumer discretionary	96,221,448	0	0	96,221,448
Consumer staples	16,830,263	0	0	16,830,263
Energy	12,615,436	0	0	12,615,436
Financials	67,674,093	0	0	67,674,093
Health care	71,387,554	0	0	71,387,554
Industrials	52,008,800	0	0	52,008,800
Information technology	155,345,738	0	0	155,345,738
Materials	19,485,641	0	0	19,485,641
Short-term investments
Investment companies	9,228,003	0	0	9,228,003
Total assets	$534,167,474	$0	$0	$534,167,474
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Large Cap Core Fund